Taxation - Schedule of Reconciliation Between Total Income Tax Expense (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation Between Total Income Tax Expense [Abstract]
Weighted average statuary tax rate	21.00%	21.00%
States taxes, net of federal benefit	(2.00%)	6.00%
Tax effect of non-deductible expenses		(1.00%)
Tax effect of non-taxable income
Changes in valuation allowance	(17.00%)	(28.00%)
Effect of tax amendment		177.00%
Effective tax rate	2.00%	175.00%